PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2023
Provision For Environmental Rehabilitation [Abstract]
Schedule Of Detailed Information About Reconciliation of Discounted Provision	A reconciliation of the discounted provision is provided below:

	Argenta	McCoy-Cove	Granite Creek	Lone Tree	Ruby Hill	Total
Balance as at January 1, 2023	$1,170	$6,812	$1,473	$48,898	$13,273	$71,626
Change in estimate capitalized	(37)	(535)	121	(1,123)	(813)	(2,387)
Accretion expense	43	264	67	1,923	526	2,823
Reclamation expenditures	—	—	—	(540)	—	(540)
Balance as at December 31, 2023	1,176	6,541	1,661	49,158	12,986	71,522
Less current portion	—	—	—	543	—	543
Long-term portion	$1,176	$6,541	$1,661	$48,615	$12,986	$70,979

	Argenta	McCoy-Cove	Granite Creek	Lone Tree	Ruby Hill	Total
Balance as at January 1, 2022	$—	$6,684	$2,394	$60,592	$23,179	$92,849
Acquisitions	1,170	—	—	77	—	1,247
Change in estimate capitalized	—	(84)	(995)	(13,066)	(10,704)	(24,849)
Accretion expense	—	212	74	1,917	798	3,001
Reclamation expenditures	—	—	—	(622)	—	(622)
Balance as at December 31, 2022	1,170	6,812	1,473	48,898	13,273	71,626
Less current portion	398	—	—	548	—	946
Long-term portion	$772	$6,812	$1,473	$48,350	$13,273	$70,680